Investment Securities (Details)	Dec. 31, 2022 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Partnership return amount	¥ 10,000,000
Interest rate percentage	8.00%
Principle and interests term	3 years
Amortized cost	¥ 286,077,339
Credit loss	15,248,938
Held-to-maturity debt securities have an amortized cost	4,198,055
Allowance for credit loss	¥ 719,622